American Century Investments®
Quarterly Portfolio Holdings
Multisector Income
June 30, 2025

Multisector Income - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 46.7%
Aerospace and Defense — 1.3%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	37,000	38,142
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	21,000	21,675
Bombardier, Inc., 7.50%, 2/1/29(1)	130,000	136,594
Bombardier, Inc., 8.75%, 11/15/30(1)	118,000	127,892
Bombardier, Inc., 7.25%, 7/1/31(1)(2)	132,000	138,725
Spirit AeroSystems, Inc., 4.60%, 6/15/28	425,000	418,081
TransDigm, Inc., 4.625%, 1/15/29	530,000	520,414
		1,401,523
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	125,000	126,555
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	280,000	259,009
		385,564
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	498,000	497,498
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	210,561
		708,059
Banks — 4.8%
Bank of Montreal, VRN, 7.70%, 5/26/84	525,000	543,419
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	200,000	187,626
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	245,000	260,611
BPCE SA, VRN, 7.00%, 10/19/34(1)	250,000	274,783
Comerica, Inc., VRN, 5.98%, 1/30/30	295,000	302,236
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	465,000	466,155
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	210,000	225,972
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	242,000	251,541
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	505,000	506,177
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	598,000	550,399
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	130,000	135,120
Planet Financial Group LLC, 10.50%, 12/15/29(1)	140,000	140,248
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	207,000	190,142
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	545,000	570,564
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	365,000	368,016
Zions Bancorp NA, VRN, 6.82%, 11/19/35	250,000	259,983
		5,232,992
Biotechnology — 0.3%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	290,000	275,650
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	157,000	149,883
Wayfair LLC, 7.75%, 9/15/30(1)	270,000	272,351
		422,234
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	211,000	207,294
Masterbrand, Inc., 7.00%, 7/15/32(1)	233,000	238,259
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	51,000	52,290
Standard Industries, Inc., 4.375%, 7/15/30(1)	119,000	112,749
		610,592
Capital Markets — 3.1%
Ares Strategic Income Fund, 5.70%, 3/15/28	155,000	156,304

Ares Strategic Income Fund, 6.35%, 8/15/29(2)	160,000	164,101
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	270,000	267,044
Blackstone Private Credit Fund, 7.30%, 11/27/28	92,000	98,153
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	137,630
Blue Owl Capital Corp., 2.875%, 6/11/28	135,000	125,802
Blue Owl Capital Corp., 5.95%, 3/15/29	262,000	263,434
Blue Owl Credit Income Corp., 7.75%, 1/15/29	420,000	446,219
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	326,000	327,856
Citadel Securities Global Holdings LLC, 5.50%, 6/18/30(1)	300,000	303,662
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	307,758
Golub Capital Private Credit Fund, 5.80%, 9/12/29	126,000	125,919
Golub Capital Private Credit Fund, 5.875%, 5/1/30	98,000	97,917
HPS Corporate Lending Fund, 6.25%, 9/30/29(2)	131,000	133,608
LPL Holdings, Inc., 5.15%, 6/15/30	210,000	212,687
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30(2)	200,000	205,500
		3,373,594
Chemicals — 1.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	280,000	241,402
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	500,000	387,880
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	191,000	197,923
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	405,000	414,841
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	320,000	269,164
		1,511,210
Commercial Services and Supplies — 0.9%
Deluxe Corp., 8.125%, 9/15/29(1)	490,000	506,326
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	490,000	503,339
		1,009,665
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	750,000	692,915
Construction Materials — 0.3%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	127,000	130,676
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	180,000	185,841
		316,517
Consumer Finance — 1.2%
Ally Financial, Inc., 8.00%, 11/1/31	173,000	197,074
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	47,000	49,032
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)	44,000	44,347
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	248,000	249,905
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	275,000	292,788
OneMain Finance Corp., 7.50%, 5/15/31	256,000	267,665
PRA Group, Inc., 8.875%, 1/31/30(1)	224,000	231,135
		1,331,946
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	315,000	313,310
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	154,000	150,774
		464,084
Containers and Packaging — 0.2%
Sealed Air Corp., 5.00%, 4/15/29(1)	261,000	258,357
Diversified REITs — 1.5%
American Assets Trust LP, 3.375%, 2/1/31	335,000	300,162
Kilroy Realty LP, 4.25%, 8/15/29	320,000	309,448
Kilroy Realty LP, 2.50%, 11/15/32	65,000	52,355
Kilroy Realty LP, 2.65%, 11/15/33	95,000	74,676
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	355,000	371,813
Piedmont Operating Partnership LP, 9.25%, 7/20/28	154,000	171,596

Piedmont Operating Partnership LP, 6.875%, 7/15/29	32,000	33,721
Piedmont Operating Partnership LP, 3.15%, 8/15/30	25,000	22,441
Trust Fibra Uno, 4.87%, 1/15/30(1)	300,000	285,106
		1,621,318
Diversified Telecommunication Services — 0.7%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	724,000	769,842
Electric Utilities — 1.1%
AES Andes SA, 6.25%, 3/14/32(1)(2)	200,000	204,202
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	215,000	198,646
Pacific Gas & Electric Co., 3.15%, 1/1/26	505,000	500,234
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	264,227
		1,167,309
Energy Equipment and Services — 0.2%
Enerflex Ltd., 9.00%, 10/15/27(1)	200,000	206,932
Entertainment — 0.4%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	238,000	222,104
Warnermedia Holdings, Inc., 3.76%, 3/15/27	195,000	190,385
		412,489
Financial Services — 2.2%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	269,448
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	370,000	374,759
Deutsche Bank AG, VRN, 4.875%, 12/1/32	544,000	538,262
Essent Group Ltd., 6.25%, 7/1/29	305,000	316,058
NMI Holdings, Inc., 6.00%, 8/15/29	305,000	313,342
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	241,000	249,924
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	88,000	90,310
Rocket Cos., Inc., 6.125%, 8/1/30(1)	105,000	107,064
Rocket Cos., Inc., 6.375%, 8/1/33(1)	90,000	92,200
		2,351,367
Food Products — 0.2%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	180,000	190,380
Gas Utilities — 0.1%
Excelerate Energy LP, 8.00%, 5/15/30(1)	72,000	75,956
Health Care Equipment and Supplies — 1.1%
DENTSPLY SIRONA, Inc., VRN, 8.375%, 9/12/55	367,000	369,942
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	485,000	498,839
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	268,000	279,174
		1,147,955
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(1)(2)	405,000	417,750
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	450,000	385,078
CVS Health Corp., VRN, 7.00%, 3/10/55	152,000	157,154
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	386,000	393,821
		1,353,803
Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	200,000	199,206
Service Properties Trust, 8.375%, 6/15/29	200,000	208,169
		407,375
Hotels, Restaurants and Leisure — 2.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	434,000	414,548
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	111,910
Carnival Corp., 6.125%, 2/15/33(1)	458,000	468,890
International Game Technology PLC, 4.125%, 4/15/26(1)	300,000	300,022
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	233,000	240,195
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	275,000	280,473

Station Casinos LLC, 4.625%, 12/1/31(1)	166,000	155,602
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	215,307
		2,186,947
Household Durables — 0.4%
Meritage Homes Corp., 5.65%, 3/15/35	154,000	154,551
TopBuild Corp., 3.625%, 3/15/29(1)	285,000	269,826
		424,377
Independent Power and Renewable Electricity Producers — 0.6%
FS Luxembourg SARL, 8.625%, 6/25/33(1)	66,000	65,208
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	262,000	264,322
Saavi Energia SARL, 8.875%, 2/10/35(1)	310,000	323,873
		653,403
Insurance — 1.3%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	290,000	294,928
F&G Annuities & Life, Inc., 6.50%, 6/4/29	71,000	73,247
F&G Annuities & Life, Inc., 6.25%, 10/4/34	94,000	93,121
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	280,000	271,914
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	386,000	376,008
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	270,000	278,032
		1,387,250
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)	265,000	271,144
Machinery — 0.7%
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	104,818
Chart Industries, Inc., 9.50%, 1/1/31(1)	184,000	196,552
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	435,000	455,357
		756,727
Marine Transportation — 0.3%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)(3)	200,000	202,966
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	98,127	104,558
		307,524
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	360,000	359,088
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	395,000	412,394
Cox Communications, Inc., 5.70%, 6/15/33(1)	177,000	179,242
Lamar Media Corp., 3.75%, 2/15/28	525,000	509,261
Nexstar Media, Inc., 5.625%, 7/15/27(1)	519,000	518,121
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	575,000	564,589
TEGNA, Inc., 4.75%, 3/15/26(1)	238,000	237,793
		2,780,488
Metals and Mining — 0.7%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	109,000	105,218
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	236,000	221,755
CSN Inova Ventures, 6.75%, 1/28/28(1)	214,000	202,481
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 5/13/32(1)	200,000	204,519
		733,973
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	215,000	209,489
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 8/1/30(3)	193,000	194,378
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	420,000	439,465
		843,332
Multi-Utilities — 0.3%
NiSource, Inc., 5.35%, 7/15/35	313,000	315,687
Oil, Gas and Consumable Fuels — 5.8%
3R Lux SARL, 9.75%, 2/5/31(1)	363,000	367,365

Antero Resources Corp. , 7.625%, 2/1/29(1)	82,000	84,243
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	440,000	459,485
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)(3)	87,000	87,114
Enbridge, Inc., VRN, 6.00%, 1/15/77	530,000	530,599
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(1)	310,000	318,729
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	350,000	386,801
EOG Resources, Inc., 5.95%, 7/15/55(3)	81,000	82,554
EQT Corp., 7.50%, 6/1/27(1)	277,000	282,105
Expand Energy Corp., 6.75%, 4/15/29(1)	34,000	34,428
Expand Energy Corp., 5.375%, 3/15/30	200,000	200,703
Geopark Ltd., 8.75%, 1/31/30(1)	210,000	184,964
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	550,000	418,998
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	423,000	428,223
Matador Resources Co., 6.50%, 4/15/32(1)	185,000	185,219
ONEOK, Inc., 6.50%, 9/1/30(1)	260,000	277,876
Petroleos Mexicanos, 6.875%, 8/4/26(2)	277,000	277,236
Petroleos Mexicanos, 6.49%, 1/23/27	322,000	320,576
Petroleos Mexicanos, 6.50%, 3/13/27	805,000	799,911
Petroleos Mexicanos, 5.95%, 1/28/31	197,000	178,280
SM Energy Co., 6.75%, 9/15/26	273,000	273,350
Sunoco LP, 7.00%, 5/1/29(1)	133,000	138,598
		6,317,357
Passenger Airlines — 2.4%
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	146,128	145,254
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	210,000	214,604
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,328,807	1,326,588
Delta Air Lines, Inc., 3.75%, 10/28/29	284,000	271,579
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	365,000	359,415
Latam Airlines Group SA, 7.875%, 4/15/30(1)(2)	163,000	166,464
Latam Airlines Group SA, 7.625%, 1/7/31(1)(3)	97,000	97,606
		2,581,510
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)	250,000	252,372
Real Estate Management and Development — 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	76,000	77,285
First Industrial LP, 5.25%, 1/15/31	89,000	90,082
Forestar Group, Inc., 6.50%, 3/15/33(1)	405,000	408,353
		575,720
Semiconductors and Semiconductor Equipment — 0.3%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	115,000	118,038
Intel Corp., 3.90%, 3/25/30	160,000	155,164
Intel Corp., 5.70%, 2/10/53	100,000	93,133
		366,335
Software — 0.1%
AppLovin Corp., 5.375%, 12/1/31	152,000	154,738
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	147,000	150,304
Textiles, Apparel and Luxury Goods — 0.4%
Beach Acquisition Bidco LLC, 10.00% Cash or 10.75% PIK, 7/15/33(1)(3)	380,000	394,826
Trading Companies and Distributors — 0.7%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	158,000	162,572
Herc Holdings, Inc., 5.50%, 7/15/27(1)	240,000	240,212
Herc Holdings, Inc., 7.25%, 6/15/33(1)	196,000	205,497
QXO Building Products, Inc., 6.75%, 4/30/32(1)	173,000	178,658
		786,939

Wireless Telecommunication Services — 0.5%
U.S. Cellular Corp., 6.70%, 12/15/33	462,000	487,402
TOTAL CORPORATE BONDS (Cost $49,822,562)		50,427,983
CONVERTIBLE PREFERRED SECURITIES — 9.5%
Banks — 8.2%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	411,000	416,426
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	589,190
Banco Mercantil del Norte SA, 8.375%(1)	360,000	373,606
Banco Santander SA, 4.75%	400,000	388,771
Barclays PLC, 6.125%	470,000	470,767
BNP Paribas SA, 4.625%(1)(2)	436,000	424,570
Credit Agricole SA, 8.125%(1)	490,000	496,539
Danske Bank AS, 4.375%	655,000	645,429
HSBC Holdings PLC, 6.00%	550,000	550,819
ING Groep NV, 5.75%	480,000	477,762
Intesa Sanpaolo SpA, 7.70%(1)	670,000	672,911
Lloyds Banking Group PLC, 7.50%	465,000	467,411
NatWest Group PLC, 8.00%	495,000	498,108
NatWest Group PLC, 6.00%	200,000	200,171
Nordea Bank Abp, 6.625%(1)	635,000	640,239
Skandinaviska Enskilda Banken AB, 6.875%	400,000	408,166
Societe Generale SA, 4.75%(1)	325,000	320,984
Societe Generale SA, 9.375%(1)	200,000	212,744
Standard Chartered PLC, 6.00%(1)	600,000	600,000
		8,854,613
Capital Markets — 1.1%
Deutsche Bank AG, 6.00%	400,000	399,178
UBS Group AG, 6.875%	250,000	250,387
UBS Group AG, 9.25%(1)	490,000	536,047
		1,185,612
Insurance — 0.2%
Allianz SE, 3.50%(1)	200,000	197,131
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $10,135,347)		10,237,356
U.S. TREASURY SECURITIES — 9.0%
U.S. Treasury Notes, 4.625%, 9/15/26(4)	300,000	302,473
U.S. Treasury Notes, 3.875%, 3/15/28	1,100,000	1,105,457
U.S. Treasury Notes, 3.875%, 6/15/28	1,000,000	1,005,352
U.S. Treasury Notes, 4.875%, 10/31/30(4)	400,000	419,984
U.S. Treasury Notes, 4.125%, 2/29/32	3,100,000	3,129,062
U.S. Treasury Notes, 4.125%, 3/31/32	1,100,000	1,110,012
U.S. Treasury Notes, 4.00%, 4/30/32	1,800,000	1,802,672
U.S. Treasury Notes, 4.125%, 5/31/32	500,000	504,336
U.S. Treasury Notes, 4.50%, 11/15/33(4)	350,000	359,625
TOTAL U.S. TREASURY SECURITIES (Cost $9,603,532)		9,738,973
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.2%
FHLMC, 6.00%, 1/1/53	448,274	458,132
FHLMC, 6.50%, 11/1/53	852,993	884,293
FHLMC, 5.50%, 4/1/54	1,139,298	1,147,532
FNMA, 3.50%, 4/1/52	1,582,128	1,425,986
FNMA, 5.50%, 5/1/53	1,351,432	1,352,921
FNMA, 6.00%, 9/1/53	765,966	779,963
FNMA, 6.00%, 9/1/53	732,296	750,968

FNMA, 5.00%, 1/1/54	929,444	915,834
GNMA, 2.50%, TBA	1,282,000	1,089,382
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,671,105)		8,805,011
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Private Sponsor Collateralized Mortgage Obligations — 7.1%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	81,448	79,137
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	375,873	361,334
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	339,852	341,464
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	453,884	458,576
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	309,694	310,867
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	122,052	122,117
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	420,820	421,772
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	542,970	549,690
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	310,543	313,293
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	228,000	230,243
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	59,901	53,720
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	179,421	180,216
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	254,332	257,096
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	466,142	470,938
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	332,173	335,318
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	259,039	259,780
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	270,056	269,930
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	192,810	194,134
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	134,619	135,222
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	226,241	228,946
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	437,635	449,550
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	175,967	178,227
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	251,723	254,485
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	95,478	95,515
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	123,293	123,259
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	171,816	172,322
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.71%, (30-day average SOFR plus 3.40%), 11/25/33(1)	194,968	197,193
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	278,217
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	281,546	284,500
		7,607,061
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.26%, (30-day average SOFR plus 2.95%), 6/25/42(1)	105,563	107,963
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.46%, (30-day average SOFR plus 2.15%), 9/25/42(1)	55,836	56,269
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.31%, (30-day average SOFR plus 2.00%), 6/25/43(1)	60,912	61,261
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	263,468	46,278
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	183,666	28,631
FNMA, Series 2022-R06, Class 1M1, VRN, 7.06%, (30-day average SOFR plus 2.75%), 5/25/42(1)	71,450	73,144
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	2,324,420	297,178
FNMA, Series 2023-R05, Class 1M1, VRN, 6.21%, (30-day average SOFR plus 1.90%), 6/25/43(1)	168,340	170,018
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	180,644	25,378
		866,120
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,364,166)		8,473,181
ASSET-BACKED SECURITIES — 7.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)	100,000	96,683
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	250,717
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)	167,510	157,314
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)	100,000	96,698
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	65,662	63,834

CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		425,853	386,725
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	142,520
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		425,000	411,519
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, SEQ, 6.19%, 10/15/30(1)		187,000	187,617
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	195,023
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		348,000	347,617
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	372,833
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	290,495
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		117,531	113,542
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.91%, (30-day average SOFR plus 1.60%), 8/25/54(1)		235,047	235,222
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		133,791	137,365
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		395,432	397,675
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		79,917	77,800
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)(3)		198,000	197,991
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 4.78%, (90-day average SOFR plus 0.44%), 3/22/32		42,055	41,191
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		400,000	367,334
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		101,485	99,540
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		93,738	95,026
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		475,000	481,301
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)		200,000	202,422
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		200,000	204,794
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		187,500	174,673
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		547,250	557,615
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)		374,037	381,879
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	239,247
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		275,000	287,368
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		287,233	291,092
TOTAL ASSET-BACKED SECURITIES (Cost $7,513,684)			7,582,672
PREFERRED SECURITIES — 3.5%
Banks — 1.5%
Citigroup, Inc., 3.875%		321,000	317,383
Citigroup, Inc., 4.00%		217,000	216,013
Citizens Financial Group, Inc., 5.65%		365,000	365,757
Comerica, Inc., 5.625%		235,000	235,000
Fifth Third Bancorp, 4.50%		525,000	523,892
M&T Bank Corp., 5.125%(2)		11,000	10,970
			1,669,015
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%		204,000	201,191
Consumer Finance — 0.2%
American Express Co., 3.55%		265,000	259,474
Electric Utilities — 0.4%
Edison International, 5.375%		402,000	379,497
Multi-Utilities — 0.2%
Sempra, 4.875%		215,000	214,651
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%		525,000	528,658
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%(1)		560,000	555,688
TOTAL PREFERRED SECURITIES (Cost $3,793,002)			3,808,174
COLLATERALIZED LOAN OBLIGATIONS — 3.5%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)		158,287	158,414

ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.27%, (3-month SOFR plus 2.01%), 4/15/30(1)	150,000	150,411
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.57%, (1-month SOFR plus 2.26%), 9/15/35(1)	241,265	241,723
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.07%, (3-month SOFR plus 1.80%), 1/18/38(1)	275,000	275,417
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.29%, (3-month SOFR plus 1.96%), 11/15/28(1)	250,000	250,791
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.83%, (1-month SOFR plus 1.51%), 6/16/36(1)	330,000	329,150
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,183
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.01%, (3-month SOFR plus 1.75%), 1/15/38(1)	250,000	250,188
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.53%, (3-month SOFR plus 2.26%), 7/19/30(1)	175,000	175,476
PFP Ltd., Series 2022-9, Class A, VRN, 6.59%, (1-month SOFR plus 2.27%), 8/19/35(1)	238,800	239,246
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	111,451	112,227
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.07%, (3-month SOFR plus 1.80%), 10/20/34(1)	475,000	475,712
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.32%, (3-month SOFR plus 2.06%), 1/15/30(1)	250,000	250,690
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.22%, (3-month SOFR plus 1.95%), 1/20/37(1)	450,000	451,962
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 3/15/38(1)	174,263	174,032
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,732,714)		3,785,622
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	82,000	67,959
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	373,112
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.59%, (1-month SOFR plus 2.27%), 11/15/34(1)(5)(6)	172,000	1,505
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 11/15/34(1)(5)(6)	183,000	686
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	67,389
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	128,000	98,773
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	88,000	58,226
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	320,116
BXP Trust, Series 2017-CC, Class D, VRN, 3.67%, 8/13/37(1)	180,000	150,988
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	234,475
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	134,768
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	152,676	153,258
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	160,906
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	196,000	194,615
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	65,470
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	120,000	121,359
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	66,000	59,716
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	46,868
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,615,396)		2,310,189
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Bahamas — 0.2%
Bahamas Government International Bonds, 8.25%, 6/24/36(1)	200,000	203,400
Brazil — 0.2%
Brazil Government International Bonds, 6.625%, 3/15/35	202,000	204,327
Colombia — 0.2%
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	195,890
Egypt — 0.4%
Egypt Government International Bonds, 7.30%, 9/30/33(1)	500,000	444,789
Jordan — 0.2%
Jordan Government International Bonds, 5.85%, 7/7/30(1)	280,000	270,040
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,300,398)		1,318,446
BANK LOAN OBLIGATIONS(7) — 0.7%
Passenger Airlines — 0.4%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	397,700	394,459

Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.33%, (1-month SOFR plus 4.00%), 4/23/31	362,262	362,489
TOTAL BANK LOAN OBLIGATIONS (Cost $754,630)		756,948
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,692	16,692
State Street Navigator Securities Lending Government Money Market Portfolio(8)	2,613,858	2,613,858
		2,630,550
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $75,534), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $74,050)		74,041
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 12/15/27, valued at $584,581), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $573,070)		573,000
		647,041
TOTAL SHORT-TERM INVESTMENTS (Cost $3,277,591)		3,277,591
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $109,584,127)		110,522,146
OTHER ASSETS AND LIABILITIES — (2.3)%		(2,527,359)
TOTAL NET ASSETS — 100.0%		$107,994,787

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	143,419	CAD	194,403	Citibank NA	9/17/25	$110

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	28	September 2025	$5,824,656	$25,250
U.S. Treasury 5-Year Notes	201	September 2025	21,909,000	216,250
U.S. Treasury 10-Year Notes	59	September 2025	6,615,375	76,614
U.S. Treasury 10-Year Ultra Notes	70	September 2025	7,998,594	133,598
			$42,347,625	$451,712
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	15	September 2025	$1,732,031	$(50,068)
U.S. Treasury Ultra Bonds	1	September 2025	119,125	(3,721)
			$1,851,156	$(53,789)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $60,534,879, which represented 56.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,582,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $746,181.
(5)Security is in default.
(6)Non-income producing.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,689,920, which includes securities collateral of $76,062.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$50,427,983	—
Convertible Preferred Securities	—	10,237,356	—
U.S. Treasury Securities	—	9,738,973	—
U.S. Government Agency Mortgage-Backed Securities	—	8,805,011	—
Collateralized Mortgage Obligations	—	8,473,181	—
Asset-Backed Securities	—	7,582,672	—
Preferred Securities	—	3,808,174	—
Collateralized Loan Obligations	—	3,785,622	—
Commercial Mortgage-Backed Securities	—	2,310,189	—
Sovereign Governments and Agencies	—	1,318,446	—
Bank Loan Obligations	—	756,948	—
Short-Term Investments	$2,630,550	647,041	—
	$2,630,550	$107,891,596	—
Other Financial Instruments
Futures Contracts	$451,712	—	—
Forward Foreign Currency Exchange Contracts	—	$110	—
	$451,712	$110	—
Liabilities
Other Financial Instruments
Futures Contracts	$53,789	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.